Convertible debt and loans payable - Additional Information (Detail) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 29, 2021	Dec. 27, 2019	Mar. 06, 2018	Apr. 30, 2022	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest rate			9.62%
Percentage of discount on effective share price		20.00%
Fair value of the embedded derivative liability			$ 96,548
Qualifying transaction additional funding trigger		$ 10,000,000
Principal amount		386,190
Aggregate accrued interest		$ 55,788
Share Price		$ 40.05
Conversion of convertible debt (Shares)		13,436
Koch Strategic Platforms [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, conversion price triggering conversion feature (in dollars per share)	$ 17.46
Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of issue of convertible loan notes			$ 386,190			$ 100,000,000	$ 386,190	$ 386,190
Borrowings, maturity			3
Interest rate			8.00%			7.00%	8.00%
Percentage of discount on effective share price			20.00%
Conversion of convertible debt (Shares)		13,436
Payments for debt issue costs						$ 1,599,737	$ 0	$ 0
Accrued Interest Payable in Kind				$ 1,827,778	$ 1,827,778	0			$ 1,827,778
Borrowing costs recognised as expense					1,599,737
Gains (losses) on change in fair value of derivatives				$ 2,861,556	$ 17,559,830	1,347,895
Convertible Debt [Member] | Liability Component of Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 289,643
LICY Convertible Debt [Member] | Koch Strategic Platforms [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	September 29, 2026
Principal amount	$ 100,000,000
Floor Interest Rate	1.00%
Cap Interest Rate	2.00%
Embeded Derivative Fair Value Loss						$ 1,347,895
Debt instrument convertible conversion price	13.43%
Debt instrument convertible threshold percentage of stock price trigger	125.00%
Debt instrument convertible threshold trading days	7 days
LICY Convertible Debt [Member] | Koch Strategic Platforms [Member] | Payment in Cash [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Borrowings, interest rate basis	LIBOR plus 5.0%
LICY Convertible Debt [Member] | Koch Strategic Platforms [Member] | Payment In Kind [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	6.00%
Borrowings, interest rate basis	LIBOR plus 6.0% per year
LICY Convertible Debt [Member] | LICYL iability Component Of Convertible Debt [Member] | Koch Strategic Platforms [Member]
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	$ 1,599,737
Koch Strategic Platforms Convertible Note [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, conversion price triggering conversion feature (in dollars per share)	$ 17.46
Notes and debentures issued	$ 100,000,000
Borrowings Conversion Price per Share Percentage of 7 Day Volume Weighted Average Price of Common Shares	125.00%
Borrowings, Conversion Price Per Share	$ 13.43
Koch Strategic Platforms Convertible Note [Member] | Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Fair value of the embedded derivative liability	$ 27,681,043
Borrowings	27,681,043
Koch Strategic Platforms Convertible Note [Member] | Debt Principal [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of the embedded derivative liability	72,318,957
Borrowings	$ 72,318,957
Koch Strategic Platforms Convertible Note [Member] | London Interbank Offered Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Borrowings, Paid In Kind Interest Rate, Adjustment to Interest Rate Basis	6.00%
Koch Strategic Platforms Convertible Note [Member] | London Interbank Offered Rate [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Variable Rate, Fixed	1.00%
Koch Strategic Platforms Convertible Note [Member] | London Interbank Offered Rate [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Variable Rate, Fixed	2.00%